DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets and Expenses (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Advertising Expenses
Advertising expenses	$ 10,000	$ 29,000
Income taxes
Unrecognized tax benefits, interest on income tax expense	$ 0	$ 0
Furniture | Minimum
Property and Equipment
Estimated Useful Life	5 years
Furniture | Maximum
Property and Equipment
Estimated Useful Life	7 years
Laboratory Equipment | Minimum
Property and Equipment
Estimated Useful Life	3 years
Laboratory Equipment | Maximum
Property and Equipment
Estimated Useful Life	5 years
Computer and equipment | Minimum
Property and Equipment
Estimated Useful Life	3 years
Computer and equipment | Maximum
Property and Equipment
Estimated Useful Life	5 years